Equity and Remuneration to Shareholders - Additional Information (Details) R$ / shares in Units, R$ in Millions						12 Months Ended
	Dec. 17, 2024 BRL (R$)	Sep. 17, 2024 BRL (R$)	Jun. 18, 2024 BRL (R$)	Mar. 21, 2024 BRL (R$)	Apr. 30, 2021 BRL (R$)	Dec. 31, 2024 BRL (R$) Installment R$ / shares shares	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2022 BRL (R$) R$ / shares	Jun. 30, 2024 BRL (R$)	Apr. 29, 2024 shares
IfrsStatementLineItems [Line Items]
Share capital						R$ 14,309	R$ 11,007
Issuance of shares | shares						2,861,781,895	2,201,370,688			660,411,207
Nominal Value | R$ / shares						R$ 5
Profit reserve exceed share capital							R$ 986
Earning per share (in dollars per share) | R$ / shares						R$ 2.49	R$ 2.01	R$ 1.43
Net profit share						R$ 5,248
Payment of the minimum mandatory dividends on preferred shares						953
Unrealized profit reserve					R$ 16	R$ 835
Incentive tax reserve benefit period						10 years
Incentive tax reserve benefit renewed period						10 years
Incentives tax reserve						R$ 114	R$ 63
Prior periods adjustments					R$ 835
Description of allocation of net income					R$350 was held in Stockholders’ equity in the Legal Reserve, as established in Brazilian corporate Law 6,404/1976.
Description of allocation of net income					R$3,774 as minimum mandatory dividends, to the Company’s shareholders, to be paid in two equal installments, by June 30 and December 30, 2025, as follows:
Amount of remuneration						1,849
Income tax amount						R$ 2,239	1,084	R$ 26
Maximum increase in share capital						10.00%
Percentage of net income corresponds to reserve constitution						5.00%
Net income for the year						R$ 7,117	5,764	4,092
Interest on own equity						1,849
Tax incentives reserve
Dividends to holders						1,885
Future earnings reserve share capital							11,993
Capital reserves						393	2,250	2,250
Retained earnings reserve						1,445
Issued capital after increase						14,309
Mandatory dividends paid						R$ 1,420
Minimum Percentage Of Preferred Shareholding Required For Appointing Member OF Board						10.00%
Minimum Percentage Of Common Shareholding Required For Appointing Member OF Board						15.00%
Percentage Of Net Income						50.00%
Percentage Of Par Value Of Preferance Shares						10.00%
Percentage Of Equity Represented By Preferance Shares						3.00%
Percentage Of Par Value						6.00%
Income tax rate						75.00%
Increase through other contributions by owners, equity						R$ 1,857
Legal reserve						2,024	1,674	1,387
Reserve for mandatory dividends not distributed							1,420	1,420	R$ 3,734
Dividend to be paid, number of installments | Installment						2
Minimum [Member]
IfrsStatementLineItems [Line Items]
Dividend payment as percentage of net income						50.00%
Sudene [Member]
IfrsStatementLineItems [Line Items]
Tax incentives reserve						R$ (114)
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Amount of remuneration	R$ 560	R$ 473	R$ 430	R$ 386
Equity interest rate						15.00%
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Retained earnings reserve						R$ 2,935
Tax incentives reserve						(114)	(63)	(26)
Mandatory dividends paid
Profits Reserves [Member]
IfrsStatementLineItems [Line Items]
Tax incentives reserve						114	R$ 63	R$ 26
Mandatory dividends paid						1,420
Legal reserve						R$ 350
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						956,601,911	735,847,624
Minimum Percentage Of Common Shareholding Required For Requesting Adoption Of Multiple Vote Procedure						5.00%
Preference shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						1,905,179,984	1,465,523,064			439,656,920
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares						220,754,287
Nominal Value | R$ / shares						R$ 5